Long-Term Debt - Senior Credit Facility - Additional Information (Detail) - USD ($)				3 Months Ended	12 Months Ended
	Apr. 01, 2016	Mar. 14, 2016	Feb. 03, 2016	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 27, 2013
Debt Instrument [Line Items]
Line of credit facility, amount outstanding				$ 158,000,000	$ 111,500,000 [1]
Cash and Cash Equivalents				24,891,000	$ 1,091,000	$ 4,964,000	$ 17,978,000	$ 1,307,000
Effective rate					0.50%
Additional percentage with LIBOR					1.00%
Minimum
Debt Instrument [Line Items]
Net senior secured debt to EBITDAX		275.00%
Margin rate			2.25%		1.50%
Liens covering the oil and gas properties, percentage		90.00%
Percentage of senior notes exchanged for new notes.		80.00%
Maximum
Debt Instrument [Line Items]
Margin rate			3.25%		2.50%
Liens covering the oil and gas properties, percentage		95.00%
Moraine East And Warrior North
Debt Instrument [Line Items]
Liens covering the oil and gas properties, percentage		100.00%
Letter Of Credit
Debt Instrument [Line Items]
Line of credit facility, remaining borrowing capacity				41,000,000	$ 41,000,000
Senior Credit Facility
Debt Instrument [Line Items]
Line of credit facility, current borrowing capacity				200,000,000	350,000,000
Line of credit facility, maximum borrowing capacity			$ 200,000,000	200,000,000	$ 350,000,000
Line of credit facility, amount outstanding				158,000,000
Line of credit facility, remaining borrowing capacity				$ 1,000,000
Line of credit facility, maturity date				Sep. 12, 2019	Sep. 12, 2019
Current ratio				60.00%	230.00%
LIBOR rate description					The applicable per annum margin, in the case of loans bearing interest at the Adjusted LIBO Rate, ranges from 225 to 325 basis points, and in the case of loans bearing interest at the Alternate Base Rate, ranges from 125 to 225 basis points, in each case, determined based upon our borrowing base utilization at such date of determination.
Percentage of reasonably anticipated projected production					85.00%
Liens covering the oil and gas properties, percentage		95.00%
Senior Credit Facility | Minimum
Debt Instrument [Line Items]
Criteria Current ratio				100.00%	100.00%
Net senior secured debt to EBITDAX				210.00%	170.00%
Percentage of purchase price of reserves for which interim borrowing base re-determinations may be requested									10.00%
Senior Credit Facility | Maximum
Debt Instrument [Line Items]
Cash and Cash Equivalents				$ 15,000,000
Criteria of net senior secured debt to EBITDAX		300.00%		275.00%	300.00%
Duration of developed producing reserve					36 months
Outstanding principal amount of debt for borrowed money, percentage					75.00%
Senior Credit Facility | Maximum | Crude Oil
Debt Instrument [Line Items]
Percentage of reasonably anticipated projected production					75.00%
Senior Credit Facility | Maximum | Natural Gas
Debt Instrument [Line Items]
Percentage of reasonably anticipated projected production					75.00%
Senior Credit Facility | Moraine East And Warrior North
Debt Instrument [Line Items]
Liens covering the oil and gas properties, percentage		100.00%
Senior Credit Facility | Interest Rate Swap | Maximum
Debt Instrument [Line Items]
Notional amounts of interest rate swap					$ 20,000,000
Senior Credit Facility | LIBOR | Minimum
Debt Instrument [Line Items]
Margin rate					2.25%
Senior Credit Facility | LIBOR | Maximum
Debt Instrument [Line Items]
Margin rate					3.25%
Senior Credit Facility | Alternate Base Rate [Member] | Minimum
Debt Instrument [Line Items]
Margin rate					1.25%
Senior Credit Facility | Alternate Base Rate [Member] | Maximum
Debt Instrument [Line Items]
Margin rate					2.25%
Senior Credit Facility | Scenario, Forecast [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	$ 190,000,000
Line of credit facility, effective date	Apr. 01, 2016
Senior Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity				$ 500,000,000	$ 500,000,000
Senior Credit Facility | Letter Of Credit
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity				60,000,000	$ 60,000,000
Line of credit facility, remaining borrowing capacity				$ 41,000,000
Senior Notes | Maximum
Debt Instrument [Line Items]
Criteria of net senior secured debt to EBITDAX				300.00%
Subsequent Event | Senior Credit Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	$ 190,000,000

[1]	The weighted average interest rate on borrowings under our Senior Credit Facility for the years ended December 31, 2015, 2014 and 2013 was approximately 1.7%, 2.2 % and 1.9%, respectively. The weighted average interest rate on our Capital Leases and Other Obligations as of December 31, 2015, 2014 and 2013 was approximately 5.5%, 4.0% and 5.3%, respectively.